RESEARCH AND DEVELOPMENT ACTIVITY (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 03, 2017	Oct. 03, 2017	Aug. 31, 2018	Nov. 17, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 03, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
VAT receivable							$ 187,728	$ 89,329
Common stock issued (in shares)					9,740,261		8,719,441	8,319,441
Issuance of common stock					$ 7,251,142	$ 900,000	$ 900,000	$ 2,056,000
Xencor, Inc. License Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Non Refundable Fee	$ 100,000	$ 100,000
Percentage of common stock equal to fully diluted shares	19.00%
Common stock issued (in shares)		1,585,000		1,585,000
Common stock with fair value on discounted cash flow		$ 12,221,000		$ 12,221,000
Percentage of fully vested warrants to purchase an additional number of shares of common stock		$ 4,193,000
Common stock equal to fully diluted shares to purchase with fair value		10.00%		10.00%
Fair value of warrants		$ 4,193,000
Warrant exercise price based on valuation of the company		$ 100,000,000		$ 4,193,000
Expiry date of warrants exercise price based on a valuation		October 3, 2023
Aggregate purchase price for exercise of option pro-rated for any partial exercise		$ 10,000,000
Percentage of stock issuance agreement			90.00%
In-process research and development					16,514,000			16,514,000
Novamune Joint Development Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Development agreement to affiliates investing									$ 1,250,000
Convertible note payable									$ 350,000
Affiliate received from Luminus, a Novamune							900,000
Issuance of common stock							400,000
Joint Development Receivable Outstanding					34,525		17,989	109,124
R&D tax credit
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and develpment tax credit receivable							0	106,096
Reimbursements of research and develpment tax credit					152,514	0
Value Added Tax Reimbursements					2,430	$ 84,660
R&D tax credit | UNITED KINGDOM
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and develpment tax credit receivable					295,568		370,900	106,866
VAT receivable					126,469		6,282	111,618
R&D tax credit | AUSTRALIA
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and develpment tax credit receivable					310,163		221,761	0
VAT receivable					$ 34,116		26,127
Goods and Services Tax ("GST") receivable							$ 26,127	$ 0